Property and Equipment (Details 1) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
2017		$ 1,093,624
2018		341,740
Total future minimum lease payments under capital leases		1,435,364
Less: amounts representing interest		(137,379)
Less: current portion	$ (1,014,563)	(977,248)	$ (862,849)
Capital lease obligations, excluding current portion	$ 113,082	$ 320,737	$ 1,219,373